UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  January 31, 2014

Each of the Funds identified below is a successor to a series of Hennessy Mutual Funds, Inc., a Maryland corporation (“HMFI”), Hennessy SPARX Funds Trust, a Massachusetts business trust (“HSFT”), or The Hennessy Funds, Inc., a Maryland corporation (“HFI”), pursuant to a reorganization that took place after the close of business on February 28, 2014 (each, a “Predecessor Fund” and, collectively, the “Predecessor Funds”):

•	The Hennessy Cornerstone Growth Fund, a series of Hennessy Funds Trust (“HFT”), is the successor to the Hennessy Cornerstone Growth Fund, a series of HMFI;

•	The Hennessy Cornerstone Mid Cap 30 Fund, a series of HFT, is the successor to the Hennessy Cornerstone Mid Cap 30 Fund, a series of HMFI;

•	The Hennessy Cornerstone Value Fund, a series of HFT, is the successor to the Hennessy Cornerstone Value Fund, a series of HMFI;

•	The Hennessy Total Return Fund, a series of HFT, is the successor to the Hennessy Total Return Fund, a series of HFI;

•	The Hennessy Balanced Fund, a series of HFT, is the successor to the Hennessy Balanced Fund, a series of HFI;

•	The Hennessy Japan Fund, a series of HFT, is the successor to the Hennessy Japan Fund, a series of HSFT; and

•	The Hennessy Japan Small Cap Fund, a series of HFT, is the successor to the Hennessy Japan Small Cap Fund, a series of HSFT.

Prior to February 28, 2014, each of the series of HFT identified above had no investment operations. As a result of the reorganization, holders of the Investor Class shares of the Predecessor Funds received Investor Class shares of the series of HFT identified above and holders of the Institutional Class shares of the Predecessor Funds received Institutional Class shares of the series of HFT identified above (each series of HFT identified above is the accounting and performance information successor of the corresponding Predecessor Fund).  The schedule of investments information provided in this Form N-Q under the name of each series of HFT identified above is information of the corresponding Predecessor Fund as of January 31, 2014.

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 94.11%
Consumer Discretionary - 28.60%
Brunswick Corp.	109,900	$4,556,454	1.85%
Cabela's, Inc. (a)	82,800	5,536,008	2.24%
DineEquity, Inc.	53,000	4,123,930	1.67%
Drew Industries, Inc.	103,800	4,991,742	2.02%
Fifth & Pacific Companies, Inc. (a)	233,900	6,712,930	2.72%
Jarden Corp. (a)	99,900	6,038,955	2.44%
Lithia Motors, Inc.	93,600	5,268,744	2.13%
Lowes Companies, Inc.	102,100	4,726,209	1.91%
Mohawk Industries, Inc. (a)	37,100	5,274,878	2.14%
Papa John's International, Inc.	144,900	6,974,037	2.82%
Pier 1 Imports, Inc.	177,500	3,392,025	1.37%
PVH Corp.	33,300	4,024,971	1.63%
Service Corp International	254,300	4,501,110	1.82%
The Home Depot, Inc.	59,200	4,549,520	1.84%
		70,671,513	28.60%
Energy - 2.33%
Targa Resources Corp.	63,700	5,751,473	2.33%
		5,751,473	2.33%
Financials - 5.98%
American International Group, Inc.	104,200	4,997,432	2.02%
Fidelity National Financial, Inc. - Class A	154,500	4,872,930	1.97%
Stewart Information Services Corp.	151,100	4,912,261	1.99%
		14,782,623	5.98%
Health Care - 7.72%
Brookdale Senior Living, Inc. (a)	139,800	3,838,908	1.55%
Catamaran Corp. (a)(b)	74,500	3,622,190	1.47%
CIGNA Corp.	65,400	5,644,674	2.29%
MWI Veterinary Supply, Inc. (a)	32,000	5,960,320	2.41%
		19,066,092	7.72%
Industrials - 39.10%
American Woodmark Corp. (a)	125,800	4,416,838	1.79%
Apogee Enterprises, Inc.	159,637	5,395,731	2.18%
Avis Budget Group, Inc. (a)	167,600	6,320,196	2.56%
Beacon Roofing Supply, Inc. (a)	103,900	3,926,381	1.59%
Carlisle Companies, Inc.	58,800	4,382,364	1.77%
Celadon Group, Inc.	192,900	4,008,462	1.62%
Delta Air Lines, Inc.	276,400	8,460,604	3.42%
DXP Enterprises, Inc. (a)	66,200	6,357,848	2.57%
Emcor Group, Inc.	104,100	4,425,291	1.79%
Hertz Global Holdings, Inc. (a)	204,700	5,326,294	2.16%
Innerworkings, Inc. (a)	289,065	2,179,550	0.88%
Lennox International, Inc.	67,300	5,825,488	2.36%
Steelcase, Inc.	299,400	4,422,138	1.79%
Team, Inc. (a)	88,700	3,754,671	1.52%
Terex Corp.	114,400	4,690,400	1.90%
Toro Co.	87,200	5,524,992	2.24%
Trimas Corp. (a)	128,300	4,464,840	1.81%
UniFirst Corp.	47,500	5,025,500	2.03%
USG Corp. (a)	131,200	4,014,720	1.63%
Valmont Industries, Inc.	25,100	3,674,138	1.49%
		96,596,446	39.10%
Materials - 10.38%
A Schulman, Inc.	124,400	4,225,868	1.71%
Avery Dennison Corp.	99,900	4,922,073	1.99%
Axiall Corp.	67,100	2,677,290	1.08%
Innospec, Inc.	97,100	4,159,764	1.69%
Stepan Co.	64,100	4,063,299	1.65%
Worthington Industries, Inc.	137,800	5,586,412	2.26%
		25,634,706	10.38%
TOTAL COMMON STOCKS (Cost $179,619,977)		232,502,853	94.11%

RIGHTS - 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	5,225	0.00%
TOTAL RIGHTS (Cost $0)		5,225	0.00%

PARTNERSHIPS - 3.29%
Energy - 3.29%
Calumet Specialty Products Partners LP	110,500	3,212,235	1.30%
Genesis Energy LP	89,500	4,925,185	1.99%
TOTAL PARTNERSHIPS (Cost $6,974,781)		8,137,420	3.29%

SHORT-TERM INVESTMENTS - 2.67%
Money Market Funds - 2.67%
Fidelity Government Portfolio - Institutional Class
0.01% (d)	6,603,828	6,603,828	2.67%
TOTAL MONEY MARKET FUNDS (Cost $6,603,828)		6,603,828	2.67%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,603,828)		6,603,828	2.67%

Total Investments (Cost $193,198,586) - 100.07%		247,249,326	100.07%
Liabilities in Excess of Other Assets - (0.07)%		(169,156)	(0.07)%
TOTAL NET ASSETS - 100.00%		$247,080,170	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	Security is fair valued.
(d)	The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$193,358,222
Gross unrealized appreciation	56,799,952
Gross unrealized depreciation	(2,908,848)
Net unrealized appreciation	$53,891,104

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$70,671,513	$-	$-		$70,671,513
Energy	5,751,473	-	-		5,751,473
Financials	14,782,623	-	-		14,782,623
Health Care	19,066,092	-	-		19,066,092
Industrials	96,596,446	-	-		96,596,446
Materials	25,634,706	-	-		25,634,706
Total Common Stock	$232,502,853	$-	$-		$232,502,853

Rights	$-	$-	$5,225	*	$5,225

Partnerships
Energy	$8,137,420	$-	$-		$8,137,420
Total Partnerships	$8,137,420	$-	$-		$8,137,420

Short-Term Investments
Money Market Funds	$6,603,828	$-	$-		$6,603,828
Total Short-Term Investments	$6,603,828	$-	$-		$6,603,828

Total Investments	$247,244,101	$-	$5,225		$247,249,326

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure
Following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of October 31, 2013	$5,225
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of January 31, 2014	$5,225

Change in unrealized appreciation/depreciation during the period for
level 3 investments held at January 31, 2014	$-

The Level 3 investments as of January 31, 2014 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.
* Acquired in merger.

Hennessy Focus Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 80.91%
Consumer Discretionary - 30.88%
Bally Technologies, Inc. (a)	1,169,000	$85,711,080	6.11%
CarMax, Inc. (a)	2,097,740	94,629,051	6.74%
Dick's Sporting Goods, Inc.	815,767	42,827,768	3.05%
News Corp. (a)	769,326	12,278,443	0.87%
O'Reilly Automotive, Inc. (a)	897,900	117,606,942	8.38%
Penn National Gaming, Inc. (a)	1,262,170	14,805,254	1.06%
Twenty First Century Fox, Inc.	2,057,204	65,460,231	4.67%
		433,318,769	30.88%
Energy - 3.56%
World Fuel Services Corp.	1,168,204	49,905,675	3.56%

Financials - 29.11%
Aon PLC (b)	851,000	68,471,460	4.87%
Diamond Hill Investment Group, Inc.	83,945	9,615,060	0.69%
Encore Capital Group, Inc. (a)	1,175,000	55,918,250	3.99%
Gaming & Leisure Properties, Inc.	1,611,671	55,924,984	3.99%
Markel Corp. (a)	198,637	107,093,152	7.63%
Marlin Business Services Corp.	493,638	12,523,596	0.89%
T. Rowe Price Group, Inc.	517,900	40,624,076	2.90%
The Charles Schwab Corp.	2,346,699	58,245,069	4.15%
		408,415,647	29.11%
Health Care - 1.47%
Henry Schein, Inc. (a)	180,000	20,680,200	1.47%

Industrials - 6.24%
American Woodmark Corp. (a)	798,561	28,037,477	2.00%
Mistras Group, Inc. (a)	11,642	271,957	0.02%
Roadrunner Transportation Systems, Inc. (a)	904,200	23,735,250	1.69%
Simpson Manufacturing Company, Inc.	850,000	27,710,000	1.97%
UTi Worldwide, Inc. (b)	500,000	7,830,000	0.56%
		87,584,684	6.24%
Information Technology - 9.65%
Google, Inc., Class A (a)	68,984	81,468,035	5.81%
MICROS Systems, Inc. (a)	971,148	53,927,848	3.84%
		135,395,883	9.65%
TOTAL COMMON STOCKS (Cost $613,225,087)		1,135,300,858	80.91%

REITS - 7.80%
Financials - 7.80%
American Tower Corp., Class A	1,353,679	109,485,557	7.80%
TOTAL REITS (Cost $28,145,542)		109,485,557	7.80%

SHORT-TERM INVESTMENTS - 10.05%
Money Market Funds - 10.05%
Federated Government Obligations Fund - Class I
0.010% (c)	68,300,000	68,300,000	4.87%
Federated Treasury Obligations Fund
0.010% (c)	4,385,402	4,385,402	0.31%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	68,300,000	68,300,000	4.87%
TOTAL MONEY MARKET FUNDS (Cost $140,985,402)		140,985,402	10.05%
TOTAL SHORT-TERM INVESTMENTS (Cost $140,985,402)		140,985,402	10.05%

Total Investments (Cost $782,356,031) - 98.76%		1,385,771,817	98.76%
Other Assets in Excess of Liabilities - 1.24%		17,377,501	1.24%
TOTAL NET ASSETS - 100.00%		$1,403,149,318	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$782,356,031
Gross unrealized appreciation	607,338,987
Gross unrealized depreciation	(3,923,200)
Net unrealized appreciation	$603,415,786

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$433,318,769	$-	$-	$433,318,769
Energy	49,905,675	-	-	49,905,675
Financials	408,415,647	-	-	408,415,647
Health Care	20,680,200	-	-	20,680,200
Industrials	87,584,684	-	-	87,584,684
Information Technology	135,395,883	-	-	135,395,883
Total Common Stock	$1,135,300,858	$-	$-	$1,135,300,858

REITS
Financials	$109,485,557	$-	$-	$109,485,557

Short-Term Investments
Money Market Funds	$140,985,402	$-	$-	$140,985,402
Total Short-Term Investments	$140,985,402	$-	$-	$140,985,402

Total Investments	$1,385,771,817	$-	$-	$1,385,771,817

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.53%
Consumer Discretionary - 33.58%
American Axle & Manufacturing Holdings, Inc. (a)	324,100	$6,034,742	2.84%
Brunswick Corp.	160,600	6,658,476	3.14%
Cracker Barrel Old Country Store, Inc.	62,200	6,158,422	2.90%
Hanesbrands, Inc.	102,400	7,284,736	3.43%
Lear Corp.	89,200	6,451,836	3.04%
Lithia Motors, Inc.	88,000	4,953,520	2.33%
Skechers USA, Inc. (a)	210,500	6,081,345	2.87%
Tenneco, Inc. (a)	127,000	7,218,680	3.40%
The Goodyear Tire & Rubber Co.	285,400	6,752,564	3.18%
Visteon Corp. (a)	85,200	6,902,052	3.25%
Wendy's Co.	749,800	6,800,686	3.20%
		71,297,059	33.58%
Consumer Staples - 8.75%
Flowers Foods, Inc.	295,000	6,180,250	2.91%
Pilgrim's Pride Corp. (a)	370,600	6,200,138	2.92%
Safeway, Inc.	198,800	6,210,512	2.92%
		18,590,900	8.75%
Financials - 9.08%
American Equity Investment Life Holding Co.	303,300	6,657,435	3.14%
AmTrust Financial Services, Inc.	164,200	5,300,376	2.50%
Genworth Financial, Inc. (a)	495,800	7,313,050	3.44%
		19,270,861	9.08%
Health Care - 6.74%
Omnicare, Inc.	116,000	7,245,360	3.41%
Universal Health Services, Inc.	86,300	7,078,326	3.33%
		14,323,686	6.74%
Industrials - 29.31%
Alaska Air Group, Inc.	100,800	7,970,256	3.75%
Alliant Techsystems, Inc.	65,300	9,383,610	4.42%
Avis Budget Group, Inc. (a)	224,700	8,473,437	3.99%
Huntington Ingalls Industries, Inc.	95,100	9,036,402	4.26%
ITT Corp.	178,700	7,317,765	3.45%
Oshkosh Corp.	131,700	7,130,238	3.36%
Swift Transportation Co. (a)	318,500	6,943,300	3.27%
URS Corp.	118,900	5,968,780	2.81%
		62,223,788	29.31%
Information Technology - 10.07%
Ciena Corp. (a)	257,700	6,012,141	2.83%
Computer Sciences Corp.	123,200	7,442,512	3.51%
Sunpower Corp. (a)	245,000	7,928,200	3.73%
		21,382,853	10.07%
TOTAL COMMON STOCKS (Cost $191,252,531)		207,089,147	97.53%

SHORT-TERM INVESTMENTS - 2.51%
Money Market Funds - 2.51%
Fidelity Government Portfolio - Institutional Class
0.01% (b)	5,326,862	5,326,862	2.51%
TOTAL MONEY MARKET FUNDS (Cost $5,326,862)		5,326,862	2.51%
TOTAL SHORT-TERM INVESTMENTS (Cost $5,326,862)		5,326,862	2.51%

Total Investments (Cost $196,579,393) - 100.04%		212,416,009	100.04%
Liabilities in Excess of Other Assets - (0.04)%		(93,826)	(0.04)%
TOTAL NET ASSETS - 100.00%		$212,322,183	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$196,579,393
Gross unrealized appreciation	20,718,540
Gross unrealized depreciation	(4,881,924)
Net unrealized appreciation	$15,836,616

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$71,297,059	$-	$-	$71,297,059
Consumer Staples	18,590,900	-	-	18,590,900
Financials	19,270,861	-	-	19,270,861
Health Care	14,323,686	-	-	14,323,686
Industrials	62,223,788	-	-	62,223,788
Information Technology	21,382,853	-	-	21,382,853
Total Common Stock	$207,089,147	$-	$-	$207,089,147

Short-Term Investments
Money Market Funds	$5,326,862	$-	$-	$5,326,862
Total Short-Term Investments	$5,326,862	$-	$-	$5,326,862

Total Investments	$212,416,009	$-	$-	$212,416,009

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.73%
Consumer Discretionary - 18.63%
Autozone, Inc. (a)	4,400	$2,178,264	2.06%
Bed Bath & Beyond, Inc. (a)	25,800	1,647,330	1.56%
Coach, Inc.	36,900	1,767,141	1.67%
DIRECTV (a)	30,100	2,089,843	1.98%
Dollar General Corp. (a)	34,000	1,914,880	1.82%
Ford Motor Co.	133,800	2,001,648	1.90%
Lowes Companies, Inc.	42,400	1,962,696	1.86%
Macy's, Inc.	38,800	2,064,160	1.96%
McDonald's Corp.	21,500	2,024,655	1.92%
The Gap, Inc.	52,500	1,999,200	1.90%
		19,649,817	18.63%
Consumer Staples - 19.02%
Altria Group, Inc.	55,000	1,937,100	1.84%
General Mills, Inc.	42,100	2,021,642	1.92%
Kimberly Clark Corp.	19,900	2,176,463	2.06%
Kraft Foods Group, Inc.	38,800	2,031,180	1.92%
Kroger Co.	53,100	1,916,910	1.82%
Lorillard, Inc.	41,700	2,052,474	1.95%
Pepsico, Inc.	25,200	2,025,072	1.92%
Philip Morris International, Inc.	24,300	1,898,802	1.80%
Sysco Corp.	57,600	2,020,608	1.92%
Wal-Mart Stores, Inc.	26,400	1,971,552	1.87%
		20,051,803	19.02%
Energy - 13.01%
Chevron Corp.	16,700	1,864,221	1.77%
ConocoPhillips	29,700	1,929,015	1.83%
Exxon Mobil Corp.	20,900	1,926,144	1.83%
Halliburton Co.	41,400	2,029,014	1.92%
HollyFrontier Corp.	42,100	1,949,230	1.85%
Marathon Oil Corp.	60,100	1,970,679	1.87%
Marathon Petroleum Corp.	23,500	2,045,675	1.94%
		13,713,978	13.01%
Health Care - 5.91%
Baxter International, Inc.	29,975	2,047,292	1.94%
Eli Lilly & Co.	40,600	2,192,806	2.08%
UnitedHealth Group, Inc.	27,600	1,994,928	1.89%
		6,235,026	5.91%
Industrials - 21.67%
Caterpillar, Inc.	23,100	2,169,321	2.06%
CSX Corp.	73,000	1,964,430	1.86%
Cummins, Inc.	14,900	1,892,002	1.79%
Deere & Co.	22,900	1,968,484	1.87%
Delta Air Lines, Inc.	71,000	2,173,310	2.06%
Illinois Tool Works, Inc.	24,800	1,955,976	1.85%
Lockheed Martin Corp.	14,100	2,127,831	2.02%
Northrop Grumman Corp.	18,300	2,114,565	2.01%
Raytheon Co.	23,400	2,224,638	2.11%
Union Pacific Corp.	12,400	2,160,576	2.05%
United Technologies Corp.	18,400	2,097,968	1.99%
		22,849,101	21.67%
Information Technology - 15.54%
Apple, Inc.	3,850	1,927,310	1.83%
Hewlett-Packard Co.	73,200	2,122,800	2.01%
Intel Corp.	80,500	1,975,470	1.87%
International Business Machines Corp.	11,100	1,961,148	1.86%
Microsoft Corp.	56,200	2,127,170	2.02%
Oracle Corp.	55,200	2,036,880	1.93%
SanDisk Corp.	30,100	2,093,455	1.99%
Western Digital Corp.	24,900	2,145,633	2.03%
		16,389,866	15.54%

Materials - 1.95%
CF Industries Holdings, Inc.	8,900	2,054,654	1.95%
TOTAL COMMON STOCKS (Cost $88,298,785)		100,944,245	95.73%

SHORT-TERM INVESTMENTS - 4.28%
Money Market Funds - 4.28%
Fidelity Government Portfolio - Institutional Class
0.01% (b)	4,511,258	4,511,258	4.28%
TOTAL MONEY MARKET FUNDS (Cost $4,511,258)		4,511,258	4.28%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,511,258)		4,511,258	4.28%

Total Investments (Cost $92,810,043) - 100.01%		105,455,503	100.01%
Liabilities in Excess of Other Assets - (0.01)%		(12,813)	(0.01)%
TOTAL NET ASSETS - 100.00%		$105,442,690	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$92,810,043
Gross unrealized appreciation	14,406,365
Gross unrealized depreciation	(1,760,905)
Net unrealized appreciation	$12,645,460

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$19,649,817	$-	$-	$19,649,817
Consumer Staples	20,051,803	-	-	20,051,803
Energy	13,713,978	-	-	13,713,978
Health Care	6,235,026	-	-	6,235,026
Industrials	22,849,101	-	-	22,849,101
Information Technology	16,389,866	-	-	16,389,866
Materials	2,054,654	-	-	2,054,654
Total Common Stock	$100,944,245	$-	$-	$100,944,245

Short-Term Investments
Money Market Funds	$4,511,258	$-	$-	$4,511,258
Total Short-Term Investments	$4,511,258	$-	$-	$4,511,258

Total Investments	$105,455,503	$-	$-	$105,455,503

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 94.42%
Consumer Discretionary - 3.76%
Ford Motor Co.	187,600	$2,806,496	2.03%
McDonald's Corp.	25,500	2,401,335	1.73%
		5,207,831	3.76%
Consumer Staples - 21.91%
Altria Group, Inc.	71,400	2,514,708	1.82%
ConAgra Foods, Inc.	73,900	2,349,281	1.70%
General Mills, Inc.	58,000	2,785,160	2.01%
Kellogg Co.	41,700	2,417,766	1.75%
Kimberly Clark Corp.	27,100	2,963,927	2.14%
Kraft Foods Group, Inc.	52,400	2,743,140	1.98%
Pepsico, Inc.	33,600	2,700,096	1.95%
Philip Morris International, Inc.	27,700	2,164,478	1.56%
Procter & Gamble Co.	32,200	2,467,164	1.78%
Sysco Corp.	76,100	2,669,588	1.93%
Unilever NV - ADR	60,000	2,240,400	1.62%
Unilever PLC - ADR	59,700	2,305,017	1.67%
		30,320,725	21.91%
Energy - 9.10%
BP PLC - ADR	54,600	2,560,194	1.85%
Chevron Corp.	21,000	2,344,230	1.69%
ConocoPhillips	41,500	2,695,425	1.95%
Royal Dutch Shell PLC - ADR	33,600	2,447,088	1.77%
Total SA - ADR	44,500	2,544,065	1.84%
		12,591,002	9.10%
Financials - 5.72%
Banco Santander SA - ADR	295,400	2,552,256	1.84%
HSBC Holdings PLC - ADR	43,000	2,214,070	1.60%
Wells Fargo & Co.	69,500	3,151,130	2.28%
		7,917,456	5.72%
Health Care - 12.42%
Bristol-Myers Squibb Co.	66,200	3,308,014	2.39%
Eli Lilly & Co.	45,100	2,435,851	1.76%
GlaxoSmithKline PLC - ADR	53,500	2,757,390	1.99%
Johnson & Johnson	32,900	2,910,663	2.10%
Merck & Co., Inc.	58,400	3,093,448	2.24%
Pfizer, Inc.	88,400	2,687,360	1.94%
		17,192,726	12.42%
Industrials - 17.40%
General Dynamics Corp.	37,100	3,758,601	2.72%
General Electric Co.	108,000	2,714,040	1.96%
Lockheed Martin Corp.	28,000	4,225,480	3.05%
Norfolk Southern Corp.	35,100	3,249,909	2.35%
Raytheon Co.	46,400	4,411,248	3.19%
United Parcel Service, Inc.	30,500	2,904,515	2.10%
Waste Management, Inc.	67,300	2,811,794	2.03%
		24,075,587	17.40%
Information Technology - 6.65%
Automatic Data Processing, Inc.	40,300	3,086,980	2.23%
Intel Corp.	114,400	2,807,376	2.03%
Microsoft Corp.	87,500	3,311,875	2.39%
		9,206,231	6.65%
Materials - 12.66%
Arcelormittal SA Luxembourg - ADR	139,800	2,303,904	1.67%
EI Du Pont de Nemours & Co.	50,900	3,105,409	2.24%
Freeport-McMoRan Copper & Gold, Inc.	68,400	2,216,844	1.60%
International Paper Co.	57,700	2,754,598	1.99%
Newmont Mining Corp.	55,900	1,207,440	0.87%
Nucor Corp.	52,000	2,514,200	1.82%
The Dow Chemical Co.	75,000	3,413,250	2.47%
		17,515,645	12.66%

Telecommunication Services - 4.80%
AT&T, Inc.	68,800	2,292,416	1.66%
CenturyLink, Inc.	59,400	1,714,284	1.24%
Verizon Communications, Inc.	54,800	2,631,496	1.90%
		6,638,196	4.80%
TOTAL COMMON STOCKS (Cost $100,786,492)		130,665,399	94.42%

SHORT-TERM INVESTMENTS - 5.48%
Money Market Funds - 5.48%
Federated Government Obligations Fund - Class I
0.01% (a)	663,136	663,136	0.48%
Fidelity Government Portfolio - Institutional Class
0.01% (a)	6,925,000	6,925,000	5.00%
TOTAL MONEY MARKET FUNDS (Cost $7,588,136)		7,588,136	5.48%
TOTAL SHORT-TERM INVESTMENTS (Cost $7,588,136)		7,588,136	5.48%

Total Investments (Cost $108,374,628) - 99.90%		138,253,535	99.90%
Other Assets in Excess of Liabilities - 0.10%		141,197	0.10%
TOTAL NET ASSETS - 100.00%		$138,394,732	100.00%

	Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of January 31, 2014.
ADR -	American Depositary Receipt

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
	Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

	Cost of investments	$108,787,677
	Gross unrealized appreciation	32,328,297
	Gross unrealized depreciation	(2,862,439)
	Net unrealized appreciation	$29,465,858

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

	Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

	Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

	Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
	model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for
	which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets),
	little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest
	rates, prepayment speeds, credit risk curves, default rates and similar data.

	Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those
	inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are
	categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,207,831	$-	$-	$5,207,831
Consumer Staples	30,320,725	-	-	30,320,725
Energy	12,591,002	-	-	12,591,002
Financials	7,917,456	-	-	7,917,456
Health Care	17,192,726	-	-	17,192,726
Industrials	24,075,587	-	-	24,075,587
Information Technology	9,206,231	-	-	9,206,231
Materials	17,515,645	-	-	17,515,645
Telecommunication Services	6,638,196	-	-	6,638,196
Total Common Stock	$130,665,399	$-	$-	$130,665,399

Short-Term Investments
Money Market Funds	$7,588,136	$-	$-	$7,588,136
Total Short-Term Investments	$7,588,136	$-	$-	$7,588,136

Total Investments	$138,253,535	$-	$-	$138,253,535

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Large Value Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 99.04%
Consumer Discretionary - 6.45%
Ford Motor Co.	123,195	$1,842,997	1.31%
JC Penney Co., Inc. (a)	96,530	571,458	0.41%
Lowes Companies, Inc.	19,470	901,266	0.64%
Macy's, Inc.	16,160	859,712	0.61%
The Walt Disney Co.	40,025	2,906,215	2.06%
Time Warner, Inc.	31,860	2,001,764	1.42%
		9,083,412	6.45%
Consumer Staples - 6.07%
Bunge Ltd. (b)	11,735	889,044	0.63%
CVS Caremark Corp.	34,190	2,315,347	1.64%
Mondelez International, Inc.	105,770	3,463,967	2.46%
Procter & Gamble Co.	24,525	1,879,105	1.34%
		8,547,463	6.07%
Energy - 14.22%
Anadarko Petroleum Corp.	7,575	611,227	0.43%
Chevron Corp.	50,040	5,585,965	3.97%
Exxon Mobil Corp.	45,315	4,176,230	2.97%
Helmerich & Payne, Inc.	28,270	2,488,891	1.77%
Marathon Oil Corp.	64,375	2,110,856	1.50%
Occidental Petroleum Corp.	6,730	589,346	0.42%
Pioneer Natural Resources Co.	11,810	1,999,669	1.42%
Valero Energy Corp.	47,885	2,446,924	1.74%
		20,009,108	14.22%
Financials - 27.80%
Allstate Corp.	41,675	2,133,760	1.51%
American International Group, Inc.	40,280	1,931,829	1.37%
Berkshire Hathaway, Inc., Class B (a)	13,145	1,466,982	1.04%
BlackRock, Inc.	7,150	2,148,360	1.53%
Citigroup, Inc.	42,110	1,997,277	1.42%
Genworth Financial, Inc. (a)	77,070	1,136,782	0.81%
Hartford Financial Services Group, Inc.	28,315	941,474	0.67%
J.P. Morgan Chase & Co.	99,755	5,522,437	3.92%
Marsh & McLennan Companies, Inc.	37,400	1,709,554	1.21%
MetLife, Inc.	40,085	1,966,169	1.40%
Morgan Stanley	58,570	1,728,401	1.23%
Regions Financial Corp.	105,480	1,072,732	0.76%
Simon Property Group, Inc.	12,433	1,925,126	1.37%
State Street Corp.	31,585	2,114,616	1.50%
SunTrust Banks, Inc.	37,620	1,392,692	0.99%
The Charles Schwab Corp.	44,355	1,100,891	0.78%
The PNC Financial Services Group, Inc.	9,140	730,103	0.52%
Wells Fargo & Co.	147,065	6,667,927	4.74%
Weyerhaeuser Co.	48,560	1,450,973	1.03%
		39,138,085	27.80%
Health Care - 13.13%
C.R. Bard, Inc.	16,020	2,076,032	1.47%
CIGNA Corp.	30,150	2,602,247	1.85%
Covidien PLC (b)	30,980	2,114,075	1.50%
Johnson & Johnson	47,125	4,169,149	2.96%
McKesson Corp.	3,040	530,206	0.38%
Medtronic, Inc.	26,545	1,501,385	1.07%
Pfizer, Inc.	180,505	5,487,352	3.90%
		18,480,446	13.13%

Industrials - 10.57%
Caterpillar, Inc.	13,195	1,239,142	0.88%
Danaher Corp.	19,905	1,480,733	1.05%
Delta Air Lines, Inc.	34,535	1,057,116	0.75%
Eaton Corp. (b)	19,085	1,394,923	0.99%
General Dynamics Corp.	14,645	1,483,685	1.05%
General Electric Co.	82,605	2,075,864	1.48%
Honeywell International, Inc.	24,205	2,208,222	1.57%
Ingersoll-Rand PLC (b)	17,645	1,037,350	0.74%
Lockheed Martin Corp.	13,535	2,042,567	1.45%
Ryder System, Inc.	12,105	861,755	0.61%
		14,881,357	10.57%
Information Technology - 10.07%
Adobe Systems, Inc. (a)	20,980	1,241,806	0.88%
Apple, Inc.	5,685	2,845,911	2.02%
Autodesk, Inc. (a)	14,810	759,013	0.54%
Cadence Design System, Inc. (a)	54,845	774,411	0.55%
Cisco Systems, Inc.	101,710	2,228,466	1.58%
Hewlett-Packard Co.	47,915	1,389,535	0.99%
LAM Research Corp. (a)	24,075	1,218,436	0.87%
Microchip Technology, Inc.	19,590	878,807	0.62%
NXP Semiconductors NV (a)(b)	14,690	710,262	0.50%
Skyworks Solutions, Inc. (a)	36,585	1,106,696	0.79%
Western Digital Corp.	11,910	1,026,285	0.73%
		14,179,628	10.07%
Materials - 3.32%
CF Industries Holdings, Inc.	4,625	1,067,728	0.76%
Freeport-McMoRan Copper & Gold, Inc.	44,045	1,427,498	1.01%
Huntsman Corp.	55,335	1,212,943	0.86%
International Paper Co.	20,345	971,270	0.69%
		4,679,439	3.32%
Telecommunication Services - 1.59%
AT&T, Inc.	66,965	2,231,274	1.59%
Utilities - 5.82%
American Electric Power, Inc.	32,185	1,570,950	1.12%
American Water Works Co., Inc.	32,205	1,370,967	0.97%
Northeast Utilities	44,505	1,949,319	1.39%
Sempra Energy	35,545	3,295,377	2.34%
		8,186,613	5.82%
TOTAL COMMON STOCKS (Cost $111,923,648)		139,416,825	99.04%

SHORT-TERM INVESTMENTS - 0.67%
Money Market Funds - 0.67%
Fidelity Government Portfolio - Institutional Class
0.01% (c)	945,657	945,657	0.67%
TOTAL MONEY MARKET FUNDS (Cost $945,657)		945,657	0.67%
TOTAL SHORT-TERM INVESTMENTS (Cost $945,657)		945,657	0.67%

Total Investments (Cost $112,869,305) - 99.71%		140,362,482	99.71%
Other Assets in Excess of Liabilities - 0.29%		404,477	0.29%
TOTAL NET ASSETS - 100.00%		$140,766,959	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$113,180,925
Gross unrealized appreciation	28,459,486
Gross unrealized depreciation	(1,277,929)
Net unrealized appreciation	$27,181,557

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$9,083,412	$-	$-	$9,083,412
Consumer Staples	8,547,463	-	-	8,547,463
Energy	20,009,108	-	-	20,009,108
Financials	39,138,085	-	-	39,138,085
Health Care	18,480,446	-	-	18,480,446
Industrials	14,881,357	-	-	14,881,357
Information Technology	14,179,628	-	-	14,179,628
Materials	4,679,439	-	-	4,679,439
Telecommunication Services	2,231,274	-	-	2,231,274
Utilities	8,186,613	-	-	8,186,613
Total Common Stock	$139,416,825	$-	$-	$139,416,825

Short-Term Investments
Money Market Funds	$945,657	$-	$-	$945,657
Total Short-Term Investments	$945,657	$-	$-	$945,657

Total Investments	$140,362,482	$-	$-	$140,362,482

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Total Return Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 71.56%
Consumer Discretionary - 6.40%
McDonald's Corp.	59,400	$5,593,698	6.40%
Consumer Staples - 4.60%
Procter & Gamble Co.	52,500	4,022,550	4.60%
Energy - 5.25%
Chevron Corp.	41,100	4,587,993	5.25%
Financials - 0.59%
J.P. Morgan Chase & Co.	9,300	514,848	0.59%
Health Care - 16.59%
Johnson & Johnson	19,000	1,680,930	1.92%
Merck & Co., Inc.	127,700	6,764,269	7.74%
Pfizer, Inc.	199,100	6,052,640	6.93%
		14,497,839	16.59%
Industrials - 6.23%
General Electric Co.	216,600	5,443,158	6.23%
Information Technology - 13.10%
Cisco Systems, Inc.	26,300	576,233	0.66%
Intel Corp.	253,900	6,230,706	7.13%
Microsoft Corp.	122,600	4,640,410	5.31%
		11,447,349	13.10%
Materials - 5.28%
EI Du Pont de Nemours & Co.	75,600	4,612,356	5.28%
Telecommunication Services - 13.52%
AT&T, Inc.	175,000	5,831,000	6.67%
Verizon Communications, Inc.	124,600	5,983,292	6.85%
		11,814,292	13.52%
TOTAL COMMON STOCKS (Cost $51,223,541)		62,534,083	71.56%

SHORT-TERM INVESTMENTS - 69.56%
Money Market Funds - 2.05%
Fidelity Government Portfolio - Institutional Class
0.01% (a)	1,793,783	1,793,783	2.05%
TOTAL MONEY MARKET FUNDS (Cost $1,793,783)		1,793,783	2.05%
U.S. Treasury Bills* - 67.51%
0.038%, 02/13/2014 (b)	24,000,000	23,999,580	27.46%
0.038%, 02/20/2014 (b)	15,000,000	14,999,842	17.17%
0.025%, 03/27/2014 (b)	20,000,000	19,999,085	22.88%
TOTAL U.S. TREASURY BILLS (Cost $58,998,507)		58,998,507	67.51%
TOTAL SHORT-TERM INVESTMENTS (Cost $60,792,290)		60,792,290	69.56%

Total Investments (Cost $112,015,831) - 141.12%		123,326,373	141.12%
Liabilities in Excess of Other Assets - (41.12)%		(35,932,245)	(41.12)%
TOTAL NET ASSETS - 100.00%		$87,394,128	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of January 31, 2014.
(b) The rate listed is discount rate at issue.
* Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
14,392,000	Jefferies LLC	0.25%	11/25/2013	2/13/2014	$14,399,996
8,995,000	Jefferies LLC	0.25%	12/19/2013	2/20/2014	8,998,873
12,593,000	Jefferies LLC	0.25%	1/23/2014	3/27/2014	12,600,713
$35,980,000					$35,999,582

As of January 31, 2014, the fair value of securities held as collateral for reverse repurchase agreements was $58,998,507 as noted on the Schedule of Investments.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$112,180,818
Gross unrealized appreciation	11,517,771
Gross unrealized depreciation	(372,216)
Net unrealized appreciation	$11,145,555

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,593,698	$-	$-	$5,593,698
Consumer Staples	4,022,550	-	-	4,022,550
Energy	4,587,993	-	-	4,587,993
Financials	514,848	-	-	514,848
Health Care	14,497,839	-	-	14,497,839
Industrials	5,443,158	-	-	5,443,158
Information Technology	11,447,349	-	-	11,447,349
Materials	4,612,356	-	-	4,612,356
Telecommunication Services	11,814,292	-	-	11,814,292
Total Common Stock	$62,534,083	$-	$-	$62,534,083

Short-Term Investments
Money Market Funds	$1,793,783	$-	$-	$1,793,783
U.S. Treasury Bills	-	58,998,507	-	58,998,507
Total Short-Term Investments	$1,793,783	$58,998,507	$-	$60,792,290

Total Investments	$64,327,866	$58,998,507	$-	$123,326,373

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Reverse repurchase agreements are carried at face value, hence, are not included in the fair valuation heirarchy. The face value of the reverse repurchase agreements at January 31, 2014, was $35,980,000. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. The face value plus interest due at maturity is equal to $35,999,582.

Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of Net
	Shares/Principal Value	Value	Assets
COMMON STOCKS - 61.78%
Consumer Discretionary - 6.62%
CarMax, Inc. (a)	185,359	$8,361,544	2.66%
Carnival Corp.	162,930	6,385,227	2.02%
Lowes Companies, Inc.	131,676	6,095,282	1.94%
		20,842,053	6.62%
Consumer Staples - 11.55%
Altria Group, Inc.	156,189	5,500,977	1.74%
Brown-Forman Corp., Class B	29,596	2,278,892	0.72%
Energizer Holdings, Inc.	61,362	5,798,709	1.84%
Lorillard, Inc.	68,206	3,357,099	1.07%
Philip Morris International, Inc.	36,063	2,817,963	0.90%
Reynolds American, Inc.	89,461	4,338,858	1.38%
The Coca-Cola Co.	124,741	4,717,705	1.50%
The Hershey Co.	25,908	2,575,255	0.82%
Wal-Mart Stores, Inc.	66,552	4,970,103	1.58%
		36,355,561	11.55%
Energy - 5.33%
Apache Corp.	59,110	4,744,169	1.51%
Chevron Corp.	58,651	6,547,211	2.08%
ConocoPhillips	84,298	5,475,155	1.74%
		16,766,535	5.33%
Financials - 9.02%
Berkshire Hathaway, Inc., Class B (a)	62,949	7,025,108	2.23%
Blackrock, Inc.	25,398	7,631,337	2.42%
Eaton Vance Corp.	68,680	2,614,648	0.83%
Wells Fargo & Co.	188,503	8,546,726	2.72%
White Mountains Insurance Group Ltd. (b)	4,581	2,586,891	0.82%
		28,404,710	9.02%
Health Care - 5.92%
Bristol-Myers Squibb Co.	159,468	7,968,616	2.53%
Eli Lilly & Co.	121,000	6,535,210	2.08%
Pfizer, Inc.	135,765	4,127,256	1.31%
		18,631,082	5.92%
Industrials - 4.01%
FedEx Corp.	34,478	4,596,607	1.46%
General Dynamics Corp.	79,220	8,025,778	2.55%
		12,622,385	4.01%
Information Technology - 10.95%
Cisco Systems, Inc.	213,456	4,676,821	1.49%
Corning, Inc.	352,427	6,065,269	1.94%
EMC Corp.	230,493	5,587,150	1.77%
Intel Corp.	209,279	5,135,707	1.63%
International Business Machines Corp.	18,615	3,288,898	1.04%
Microsoft Corp.	90,933	3,441,814	1.09%
Visa, Inc., Class A	29,129	6,275,260	1.99%
		34,470,919	10.95%
Materials - 6.72%
Albemarle Corp.	111,745	7,171,794	2.28%
NewMarket Corp.	30,680	10,273,505	3.26%
The Mosaic Co.	83,000	3,706,780	1.18%
		21,152,079	6.72%
Telecommunication Services - 1.66%
Verizon Communications, Inc.	108,678	5,218,718	1.66%
TOTAL COMMON STOCKS (Cost $155,710,856)		194,464,042	61.78%

PREFERRED STOCKS - 0.03%
Financials - 0.03%
Fannie Mae Preferred (a)	10,600	101,230	0.03%
TOTAL PREFERRED STOCKS (Cost $265,000)		101,230	0.03%

REITS - 0.10%
Financials - 0.10%
Apollo Commercial Real Estate Finance, Inc.	19,000	319,580	0.10%
TOTAL REITS (Cost $325,454)		319,580	0.10%

CORPORATE BONDS - 24.54%
Consumer Discretionary - 1.40%
Amazon.com, Inc.
0.650%, 11/27/2015	800,000	800,651	0.26%
Comcast Corp.
4.950%, 06/15/2016	600,000	656,272	0.21%
Ford Motor Credit Co. LLC
3.000%, 06/12/2017	1,750,000	1,820,602	0.58%
Starbucks Corp.
6.250%, 08/15/2017	300,000	350,416	0.11%
The Home Depot, Inc.
5.400%, 03/01/2016	700,000	769,630	0.24%
		4,397,571	1.40%
Consumer Staples - 0.52%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	150,000	188,464	0.06%
CVS Caremark Corp.
4.750%, 05/18/2020	400,000	447,307	0.14%
5.750%, 06/01/2017	600,000	683,892	0.22%
Wal-Mart Stores, Inc.
5.000%, 10/25/2040	300,000	325,666	0.10%
		1,645,329	0.52%
Financials - 14.05%
Aflac, Inc.
8.500%, 05/15/2019	650,000	842,356	0.27%
American Express Co.
6.150%, 08/28/2017	1,550,000	1,794,838	0.57%
American Express Credit Corp.
2.750%, 09/15/2015	1,150,000	1,187,799	0.38%
American International Group, Inc.
5.850%, 01/16/2018	1,075,000	1,238,977	0.40%
4.875%, 06/01/2022	600,000	654,078	0.21%
Associated Banc-Corp
5.125%, 03/28/2016	700,000	747,708	0.24%
Associates Corporation of North America
6.950%, 11/01/2018	300,000	360,610	0.11%
Bank New York Mellon Corp.
1.969%, 06/20/2017	500,000	512,589	0.16%
Bank of Montreal - ADR (b)
2.500%, 01/11/2017	400,000	417,593	0.13%
Bank of Nova Scotia - ADR (b)
2.550%, 01/12/2017	1,000,000	1,043,690	0.33%
Capital One Financial Corp.
4.750%, 07/15/2021	1,500,000	1,630,035	0.52%
Charles Schwab Corp.
0.850%, 12/04/2015	1,000,000	1,001,728	0.32%
Citigroup, Inc.
6.125%, 11/21/2017	1,455,000	1,678,092	0.53%
Credit Suisse USA, Inc.
5.125%, 08/15/2015	975,000	1,041,767	0.33%
Discover Financial Services
5.200%, 04/27/2022	900,000	958,734	0.30%
Fifth Third Bancorp
3.625%, 01/25/2016	700,000	736,011	0.23%
First Niagara Financial Group, Inc.
6.750%, 03/19/2020	590,000	685,233	0.22%
Franklin Resources, Inc.
1.375%, 09/15/2017	1,080,000	1,067,554	0.34%
General Electric Capital Corp.
1.625%, 04/02/2018	500,000	498,264	0.16%
5.000%, 01/08/2016	500,000	541,692	0.17%
5.625%, 05/01/2018	1,050,000	1,213,561	0.39%
Genworth Financial, Inc.
6.515%, 05/22/2018	500,000	575,088	0.18%
Goldman Sachs Group, Inc.
5.350%, 01/15/2016	500,000	540,719	0.17%

HSBC Finance Corp.
2.375%, 02/13/2015	1,000,000	1,019,568	0.32%
5.000%, 06/30/2015	1,200,000	1,268,686	0.40%
J.P.Morgan Chase & Co.
6.000%, 01/15/2018	1,000,000	1,153,373	0.37%
KeyCorp
3.750%, 08/13/2015	900,000	939,605	0.30%
5.100%, 03/24/2021	950,000	1,063,616	0.34%
Lazard Group
6.850%, 06/15/2017	320,000	367,100	0.12%
Lincoln National Corp.
6.250%, 02/15/2020	780,000	919,692	0.29%
Manulife Financial Corp. - ADR (b)
3.400%, 09/17/2015	300,000	311,936	0.10%
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	955,000	1,139,925	0.36%
Merrill Lynch & Company, Inc., Series MTNC
0.704%, 01/15/2015	250,000	250,384	0.08%
MetLife, Inc., Series A
6.817%, 08/15/2018	100,000	120,648	0.04%
Morgan Stanley
5.375%, 10/15/2015	500,000	536,614	0.17%
5.750%, 01/25/2021	850,000	967,353	0.31%
6.625%, 04/01/2018	250,000	292,915	0.09%
Prudential Financial, Inc.
5.500%, 03/15/2016	310,000	338,761	0.11%
Prudential Financial, Inc., Series MTNB
5.100%, 09/20/2014	285,000	293,546	0.09%
Qwest Capital Funding, Inc.
6.500%, 11/15/2018	700,000	770,000	0.24%
Raymond James Financial, Inc.
5.625%, 04/01/2024	700,000	765,929	0.24%
Royal Bank of Canada - ADR (b)
2.200%, 07/27/2018	1,000,000	1,015,333	0.32%
Simon Property Group, Inc.
6.100%, 05/01/2016	1,010,000	1,112,776	0.35%
St. Paul Travelers, Inc.
5.500%, 12/01/2015	275,000	299,568	0.10%
SunTrust Banks, Inc.
3.600%, 04/15/2016	250,000	263,877	0.08%
6.000%, 09/11/2017	250,000	284,921	0.09%
The Bear Stearns Companies, Inc.
6.400%, 10/02/2017	1,350,000	1,571,203	0.50%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,231,701	0.39%
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	300,000	333,504	0.11%
The Royal Bank of Scotland PLC - ADR (b)
4.375%, 03/16/2016	400,000	427,863	0.14%
Toronto Dominion Bank - ADR (b)
2.375%, 10/19/2016	1,000,000	1,038,931	0.33%
Wachovia Corp.
5.750%, 06/15/2017	850,000	971,412	0.31%
Wells Fargo & Co.
5.625%, 12/11/2017	1,000,000	1,149,470	0.37%
Westpac Banking Corp. - ADR (b)
4.200%, 02/27/2015	500,000	520,506	0.17%
4.875%, 11/19/2019	450,000	505,661	0.16%
		44,215,093	14.05%

Health Care - 1.75%
Agilent Technologies, Inc.
5.000%, 07/15/2020	650,000	712,019	0.23%
Amgen, Inc.
2.500%, 11/15/2016	1,000,000	1,038,617	0.33%
Celgene Corp.
2.300%, 08/15/2018	1,000,000	1,010,250	0.32%
GlaxoSmithKline Capital, Inc. - ADR (b)
1.500%, 05/08/2017	500,000	503,892	0.16%
Merck and Co., Inc.
6.000%, 09/15/2017	850,000	988,010	0.31%
UnitedHealth Group, Inc.
5.375%, 03/15/2016	250,000	273,149	0.09%
Wellpoint, Inc.
2.375%, 02/15/2017	960,000	988,365	0.31%
		5,514,302	1.75%
Industrials - 0.32%
John Deere Capital Corp.
1.850%, 09/15/2016	1,000,000	1,025,383	0.32%

Information Technology - 2.35%
Altera Corp.
1.750%, 05/15/2017	1,000,000	1,006,831	0.32%
Applied Materials, Inc.
4.300%, 06/15/2021	300,000	319,035	0.10%
Corning, Inc.
6.850%, 03/01/2029	275,000	331,970	0.11%
EMC Corp.
1.875%, 06/01/2018	1,000,000	1,003,442	0.32%
eBay, Inc.
3.250%, 10/15/2020	1,000,000	1,026,860	0.33%
Hewlett Packard Co.
3.000%, 09/15/2016	1,000,000	1,043,900	0.33%
Juniper Networks, Inc.
4.600%, 03/15/2021	1,000,000	1,017,511	0.32%
KLA-Tencor Corp.
6.900%, 05/01/2018	650,000	769,736	0.24%
Symantec Corp.
3.950%, 06/15/2022	500,000	498,543	0.16%
4.200%, 09/15/2020	350,000	368,315	0.12%
		7,386,143	2.35%
Materials - 1.96%
Alcoa, Inc.
6.150%, 08/15/2020	625,000	682,333	0.22%
AngloGold Ashanti Holdings PLC - ADR (b)
5.125%, 08/01/2022	1,000,000	862,968	0.27%
El du Pont de Nemours & Co.
4.750%, 03/15/2015	315,000	329,689	0.10%
Goldcorp, Inc. - ADR (b)
2.125%, 03/15/2018	1,250,000	1,238,461	0.39%
International Paper Co.
9.375%, 05/15/2019	250,000	330,229	0.10%
Rio Tinto Finance USA PLC - ADR (b)
1.375%, 06/17/2016	1,000,000	1,010,045	0.32%
2.000%, 03/22/2017	640,000	653,988	0.21%
The Dow Chemical Co.
4.250%, 11/15/2020	1,000,000	1,066,205	0.35%
		6,173,918	1.96%

Telecommunication Services - 2.09%
AT&T, Inc.
5.800%, 02/15/2019	800,000	931,738	0.29%
2.950%, 05/15/2016	775,000	809,397	0.26%
3.000%, 02/15/2022	250,000	237,759	0.08%
5.350%, 09/01/2040	200,000	200,866	0.06%
CenturyLink, Inc.
5.150%, 06/15/2017	400,000	431,000	0.14%
Verizon Communications, Inc.
0.700%, 11/02/2015	800,000	799,106	0.25%
6.350%, 04/01/2019	600,000	711,330	0.23%
8.750%, 11/01/2018	292,000	376,668	0.12%
Vodafone Group PLC - ADR (b)
1.500%, 02/19/2018	1,000,000	987,913	0.31%
5.750%, 03/15/2016	1,000,000	1,100,417	0.35%
		6,586,194	2.09%
Utilities - 0.10%
Sempra Energy
6.500%, 06/01/2016	275,000	309,461	0.10%
TOTAL CORPORATE BONDS (Cost $75,379,039)		77,253,394	24.54%

MORTGAGE BACKED SECURITIES - 3.95%
Federal Home Loan Mortgage Corp.
3.000%, 05/01/2042	4,363,646	4,246,750	1.34%
3.000%, 09/01/2042	2,823,584	2,747,945	0.87%
5.000%, 05/01/2020	133,592	145,245	0.05%
5.500%, 04/01/2037	245,141	274,667	0.09%
Federal National Mortgage Association
2.400%, 11/07/2024	1,000,000	918,972	0.29%
3.500%, 01/01/2042	945,852	962,257	0.31%
4.000%, 12/01/2041	1,243,663	1,306,137	0.41%
4.000%, 10/01/2041	1,319,585	1,385,451	0.44%
4.500%, 08/01/2020	148,221	159,125	0.05%
6.000%, 10/01/2037	275,860	306,145	0.10%
TOTAL MORTGAGE BACKED SECURITIES (Cost $12,841,451)		12,452,694	3.95%

U.S. GOVERNMENT AGENCY ISSUES - 1.86%
Federal Home Loan Banks
1.000%, 06/27/2023	1,500,000	1,477,818	0.47%
1.000%, 11/20/2028	1,000,000	999,947	0.32%
1.500%, 10/10/2023	1,700,000	1,701,270	0.54%
2.000%, 12/27/2023	1,000,000	1,000,735	0.32%
5.750%, 06/15/2037	600,000	664,161	0.21%
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $5,894,901)		5,843,931	1.86%

U.S. TREASURY OBLIGATIONS - 4.97%
U.S. Treasury Bonds - 0.38%
U.S. Treasury Inflation Index Bond
1.375%, 01/15/2020	1,077,800	1,178,928	0.37%
0.125%, 07/15/2022	25,338	24,977	0.01%
TOTAL U.S. TREASURY BONDS (Cost $1,206,548)		1,203,905	0.38%
U.S. Treasury Notes - 4.59%
2.375%, 03/31/2016	2,005,000	2,090,525	0.66%
4.125%, 05/15/2015	10,020,000	10,524,918	3.34%
3.250%, 03/31/2017	1,700,000	1,830,422	0.59%
TOTAL TOTAL U.S. TREASURY NOTES (Cost $14,427,267)		14,445,865	4.59%
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,633,815)		15,649,770	4.97%

INVESTMENT COMPANIES - 1.81%
iShares iBoxx $High Yield Corporation Bond Fund	12,000	1,119,000	0.35%
PowerShares Senior Loan Portfolio	100,000	2,491,000	0.79%
SPDR Barclays Capital High Yield Bond	14,500	591,455	0.19%
SPDR Barclays Short Term High Yield	32,500	1,003,925	0.32%
Calamos Convertible Opportunity and Income Fund	16,000	219,520	0.07%
NGP Capital Resources Co.	8,000	59,200	0.02%
PennantPark Investment Corp.	19,000	215,080	0.07%
TOTAL INVESTMENT COMPANIES (Cost $5,703,124)		5,699,180	1.81%

SHORT -TERM INVESTMENTS - 0.42%
Money Market Funds - 0.42%
Fidelity Government Portfolio - Institutional Class
0.01% (c)	1,310,903	1,310,903	0.42%
TOTAL MONEY MARKET FUNDS (Cost $1,310,903)		1,310,903	0.42%
TOTAL SHORT -TERM INVESTMENTS (Cost $1,310,903)		1,310,903	0.42%

Total Investments (Cost $273,064,543) - 99.46%		313,094,724	99.46%
Other Assets in Excess of Liabilities - 0.54%		1,684,904	0.54%
TOTAL NET ASSETS - 100.00%		$314,779,628	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$272,988,079
Gross unrealized appreciation	43,139,662
Gross unrealized depreciation	(3,033,017)
Net unrealized appreciation	$40,106,645

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$20,842,053	$-	$-	$20,842,053
Consumer Staples	36,355,561	-	-	36,355,561
Energy	16,766,535	-	-	16,766,535
Financials	28,404,710	-	-	28,404,710
Health Care	18,631,082	-	-	18,631,082
Industrials	12,622,385	-	-	12,622,385
Information Technology	34,470,919	-	-	34,470,919
Materials	21,152,079	-	-	21,152,079
Telecommunication Services	5,218,718	-	-	5,218,718
Total Common Stock	$194,464,042	$-	$-	$194,464,042

Preferred Stock	$101,230	$-	$-	$101,230

REITS
Financials	$319,580	$-	$-	$319,580

Corporate Bonds
Consumer Discretionary	$-	$4,397,571	$-	$4,397,571
Consumer Staples	-	1,645,329	-	1,645,329
Financials	-	44,215,093	-	44,215,093
Health Care	-	5,514,302	-	5,514,302
Industrials	-	1,025,383	-	1,025,383
Information Technology	-	7,386,143	-	7,386,143
Materials	-	6,173,918	-	6,173,918
Telecommunication Services	-	6,586,194	-	6,586,194
Utilities	-	309,461	-	309,461
Total Corporate Bonds	$-	$77,253,394	$-	$77,253,394

Mortgage Backed Securities	$-	$12,452,694	$-	$12,452,694

U.S. Government Agency Issues	$-	$5,843,931	$-	$5,843,931

U.S. Treasury Obligations
U.S. Treasury Bonds	$-	$1,203,905	$-	$1,203,905
U.S. Treasury Notes	-	14,445,865	-	14,445,865
Total U.S. Treasury Obligations	$-	$15,649,770	$-	$15,649,770

Investment Companies	$5,699,180	$-	$-	$5,699,180

Short-Term Investments
Money Market Funds	$1,310,903	$-	$-	$1,310,903
Total Short-Term Investments	$1,310,903	$-	$-	$1,310,903

Total Investments	$201,894,935	$111,199,789	$-	$313,094,724

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Balanced Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 52.02%
Consumer Discretionary - 4.04%
McDonald's Corp.	5,050	$475,558	4.04%
Consumer Staples - 4.13%
Procter & Gamble Co.	6,350	486,537	4.13%
Energy - 4.60%
Chevron Corp.	4,850	541,406	4.60%
Financials - 1.06%
J.P. Morgan Chase & Co.	2,250	124,560	1.06%
Health Care - 10.25%
Merck & Co., Inc.	12,900	683,313	5.80%
Pfizer, Inc.	17,250	524,400	4.45%
		1,207,713	10.25%
Industrials - 5.24%
General Electric Co.	24,550	616,942	5.24%
Information Technology - 7.88%
Cisco Systems, Inc.	7,250	158,848	1.35%
Intel Corp.	24,400	598,776	5.08%
Microsoft Corp.	4,500	170,325	1.45%
		927,949	7.88%
Materials - 5.20%
EI Du Pont de Nemours & Co.	10,050	613,150	5.20%
Telecommunication Services - 9.62%
AT&T, Inc.	17,500	583,100	4.95%
Verizon Communications, Inc.	11,450	549,829	4.67%
		1,132,929	9.62%
TOTAL COMMON STOCKS (Cost $5,258,063)		6,126,744	52.02%

SHORT-TERM INVESTMENTS - 48.14%
Money Market Funds - 1.44%
Fidelity Government Portfolio - Institutional Class
0.01% (a)	169,357	169,357	1.44%
TOTAL MONEY MARKET FUNDS (Cost $169,357)		169,357	1.44%
U.S. Treasury Bills - 46.70%
0.075%, 02/06/2014 (b)	1,700,000	1,699,978	14.44%
0.055%, 03/06/2014 (b)	300,000	299,974	2.55%
0.105%, 05/01/2014 (b)	300,000	299,989	2.55%
0.135%, 05/29/2014 (b)	600,000	599,944	5.09%
0.160%, 06/26/2014 (b)	800,000	799,877	6.79%
0.075%, 08/21/2014 (b)	1,000,000	999,675	8.49%
0.120%, 09/18/2014 (b)	800,000	799,704	6.79%
TOTAL U.S. TREASURY BILLS (Cost $5,498,309)		5,499,141	46.70%
TOTAL SHORT-TERM INVESTMENTS (Cost $5,667,666)		5,668,498	48.14%

Total Investments (Cost $10,925,729) - 100.16%		11,795,242	100.16%
Liabilities in Excess of Other Assets - (0.16)%		(18,577)	(0.16)%
TOTAL NET ASSETS - 100.00%		$11,776,665	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of January 31, 2014.
(b)	The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

	The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$10,935,292
Gross unrealized appreciation	901,199	3
Gross unrealized depreciation	(41,249)
Net unrealized appreciation	$859,950

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
	provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$475,558	$-	$-	$475,558
Consumer Staples	486,537	-	-	486,537
Energy	541,406	-	-	541,406
Financials	124,560	-	-	124,560
Health Care	1,207,713	-	-	1,207,713
Industrials	616,942	-	-	616,942
Information Technology	927,949	-	-	927,949
Materials	613,150	-	-	613,150
Telecommunication Services	1,132,929	-	-	1,132,929
Total Common Stock	$6,126,744	$-	$-	$6,126,744

Short-Term Investments
Money Market Funds	$169,357	$-	$-	$169,357
U.S. Treasury Bills	-	5,499,141	-	5,499,141
Total Short-Term Investments	$169,357	$5,499,141	$-	$5,668,498

Total Investments	$6,296,101	$5,499,141	$-	$11,795,242

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Core Bond Fund
Schedule of Investments
January 31, 2014 (Unaudited)

	Number of Shares/Principal Value	Value	% of Net Assets
PREFERRED STOCKS - 1.18%
Financials - 1.18%
Fannie Mae Preferred (a)	7,900	$75,445	1.18%
TOTAL PREFERRED STOCKS (Cost $197,500)		75,445	1.18%

REITS - 1.57%
Financials - 1.57%
Apollo Commercial Real Estate Finance, Inc.	6,000	100,920	1.57%
TOTAL REITS (Cost $100,716)		100,920	1.57%

CORPORATE BONDS - 66.16%
Consumer Discretionary - 10.02%
Ford Motor Credit Co. LLC
3.000%, 06/12/2017	350,000	364,121	5.68%
Royal Caribbean Cruises Ltd. - ADR (b)
7.500%, 10/15/2027	75,000	79,875	1.25%
YUM! Brands, Inc.
5.300%, 09/15/2019	175,000	197,938	3.09%
		641,934	10.02%
Financials - 43.45%
American International Group, Inc.
5.850%, 01/16/2018	225,000	259,321	4.05%
Associated Banc-Corp
5.125%, 03/28/2016	250,000	267,039	4.17%
Associates Corporation of North America
6.950%, 11/01/2018	250,000	300,508	4.68%
Bank of Nova Scotia - ADR (b)
2.550%, 01/12/2017	150,000	156,553	2.44%
Citigroup, Inc.
6.125%, 11/21/2017	40,000	46,133	0.72%
Discover Financial Services
5.200%, 04/27/2022	175,000	186,421	2.91%
Lazard Group
6.850%, 06/15/2017	300,000	344,156	5.37%
Manulife Financial Corp. - ADR (b)
3.400%, 09/17/2015	300,000	311,936	4.87%
Prudential Financial, Inc.
5.500%, 03/15/2016	198,000	216,370	3.38%
Royal Bank of Canada - ADR (b)
2.200%, 07/27/2018	150,000	152,300	2.38%
The Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	200,000	222,336	3.47%
The Royal Bank of Scotland PLC - ADR (b)
4.375%, 03/16/2016	300,000	320,897	5.01%
		2,783,970	43.45%
Health Care - 4.27%
Agilent Technologies, Inc.
5.000%, 07/15/2020	250,000	273,853	4.27%

Information Technology - 2.40%
KLA-Tencor Corp.
6.900%, 05/01/2018	130,000	153,947	2.40%

Materials - 1.63%
El du Pont de Nemours & Co.
4.750%, 03/15/2015	100,000	104,663	1.63%

Utilities - 4.39%
Sempra Energy
6.500%, 06/01/2016	250,000	281,328	4.39%
TOTAL CORPORATE BONDS (Cost $3,974,237)		4,239,695	66.16%

MORTGAGE BACKED SECURITIES - 8.13%

Federal National Mortgage Association
3.000%, 08/01/2042	534,086	520,820	8.13%
TOTAL MORTGAGE BACKED SECURITIES (Cost $550,194)		520,820	8.13%

U.S. GOVERNMENT AGENCY ISSUE - 3.90%
Federal Home Loan Banks
1.500%, 10/10/2023	250,000	250,187	3.90%
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $249,750)		250,187	3.90%

U.S. TREASURY OBLIGATIONS - 9.45%
U.S. Treasury Bonds - 0.20%
6.250%, 08/15/2023	10,000	13,144	0.20%
TOTAL U.S. TREASURY BONDS (Cost $ 13,936 )		13,144	0.20%

U.S. Treasury Notes - 9.25%
U.S. Treasury Notes
4.125%, 05/15/2015	195,000	204,826	3.20%
3.250%, 03/31/2017	360,000	387,619	6.05%
TOTAL U.S. TREASURY NOTES (Cost $592,666)		592,445	9.25%
TOTAL U.S. TREASURY OBLIGATIONS (Cost $606,602)		605,589	9.45%

INVESTMENT COMPANIES - 6.22%
iShares iBoxx $ High Yield Corporation Bond Fund	1,600	149,200	2.33%
PowerShares Senior Loan Portfolio	10,000	249,100	3.89%
TOTAL INVESTMENT COMPANIES (Cost $398,714)		398,300	6.22%

SHORT-TERM INVESTMENTS - 2.24%
Money Market Funds - 2.24%
Fidelity Government Portfolio - Institutional Class
0.01% (c)	143,496	143,496	2.24%
TOTAL MONEY MARKET FUNDS (Cost $143,496)		143,496	2.24%
TOTAL SHORT-TERM INVESTMENTS (Cost $143,496)		143,496	2.24%

Total Investments (Cost $6,221,209) - 98.85%		6,334,452	98.85%
Other Assets in Excess of Liabilities - 1.15%		73,689	1.15%
TOTAL NET ASSETS - 100.00%		$6,408,141	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$6,221,869
Gross unrealized appreciation	272,092
Gross unrealized depreciation	(159,509)
Net unrealized appreciation	$112,583

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

	Level 1	Level 2	Level 3	Total

Preferred Stock	$75,445	$-	$-	$75,445

REITS
Financials	$100,920	$-	$-	$100,920

Corporate Bonds
Consumer Discretionary	$-	$641,934	$-	$641,934
Financials	-	2,783,970	-	2,783,970
Health Care	-	273,853	-	273,853
Information Technology	-	153,947	-	153,947
Materials	-	104,663	-	104,663
Utilities	-	281,328	-	281,328
Total Corporate Bonds	$-	$4,239,695	$-	$4,239,695

Mortgage Backed Securities	$-	$520,820	$-	$520,820

U.S. Government Agency Issues	$-	$250,187	$-	$250,187

U.S. Treasury Obligations
U.S. Treasury Bonds	$-	$13,144	$-	$13,144
U.S. Treasury Notes	-	592,445	-	592,445
Total U.S. Treasury Obligations	$-	$605,589	$-	$605,589

Investment Companies	$398,300	$-	$-	$398,300

Short-Term Investments
Money Market Funds	$143,496	$-	$-	$143,496
Total Short-Term Investments	$143,496	$-	$-	$143,496

Total Investments	$718,161	$5,616,291	$-	$6,334,452

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Gas Utility Index Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 92.92%
Energy - 25.83%
Cheniere Energy, Inc. (a)	1,529,117	$67,189,401	5.01%
Enbridge, Inc. (b)	1,487,848	62,474,738	4.67%
Energen Corp.	125,492	8,874,794	0.66%
EQT Corp.	132,460	12,293,613	0.92%
Kinder Morgan, Inc.	1,869,225	63,572,342	4.75%
Spectra Energy Corp.	1,858,615	66,817,209	4.99%
TransCanada Corp. (b)	1,487,327	64,609,485	4.83%
		345,831,582	25.83%
Financials - 0.63%
Berkshire Hathaway, Inc., Class A (a)	50	8,475,595	0.63%

Utilities - 66.46%
AGL Resources, Inc.	807,416	38,578,337	2.88%
ALLETE, Inc.	2,800	139,944	0.01%
Alliant Energy Corp.	75,854	3,941,374	0.29%
Ameren Corp.	157,390	5,955,638	0.44%
Atmos Energy Corp.	767,762	36,860,254	2.75%
Avista Corp.	99,472	2,867,778	0.21%
Black Hills Corp.	81,459	4,466,397	0.33%
Centerpoint Energy, Inc.	1,313,226	30,729,488	2.30%
Chesapeake Utilities Corp.	65,969	3,882,276	0.29%
CMS Energy Corp.	678,148	18,845,733	1.41%
Consolidated Edison, Inc.	393,386	21,404,132	1.60%
Corning Natural Gas Corp.	17,634	310,358	0.02%
Delta Natural Gas Company, Inc.	60,066	1,250,574	0.09%
Dominion Resources, Inc.	973,596	66,116,904	4.94%
DTE Energy Co.	230,454	15,721,572	1.17%
Duke Energy Corp.	116,837	8,251,029	0.62%
Entergy Corp.	12,200	768,966	0.06%
Exelon Corp.	412,881	11,973,549	0.89%
Gas Natural, Inc.	65,943	604,697	0.05%
Iberdrola SA - ADR (b)	377,690	9,294,951	0.69%
Integrys Energy Group, Inc.	337,488	18,339,098	1.37%
MDU Resources Group, Inc.	547,107	17,529,308	1.31%
MGE Energy, Inc.	30,331	1,727,047	0.13%
National Fuel Gas Co.	408,324	30,771,297	2.30%
National Grid PLC - ADR (b)	1,007,698	65,278,676	4.88%
New Jersey Resources Corp.	264,642	12,067,675	0.90%
NiSource, Inc.	1,572,631	54,051,327	4.04%
Northeast Utilities	160,475	7,028,805	0.52%
Northwest Natural Gas Co.	220,094	9,147,107	0.68%
Northwestern Corp.	96,198	4,349,112	0.32%
ONEOK, Inc.	988,315	67,689,694	5.06%
Pepco Holdings, Inc.	72,904	1,416,525	0.11%
PG&E Corp.	893,799	37,673,628	2.81%
Piedmont Natural Gas Company, Inc.	626,568	20,689,275	1.55%
PPL Corp.	547,035	16,722,860	1.25%
Public Service Enterprise Group, Inc.	805,790	26,865,039	2.01%
Questar Corp.	1,135,115	26,470,882	1.98%
RGC Resources, Inc.	38,481	726,521	0.05%
SCANA Corp.	211,466	9,995,998	0.75%
Sempra Energy	714,440	66,235,732	4.95%
South Jersey Industries, Inc.	188,177	10,037,361	0.75%
Southwest Gas Corp.	372,896	20,035,702	1.50%
TECO Energy, Inc.	253,736	4,156,196	0.31%
The Empire District Electric Co.	25,900	594,405	0.04%
The Laclede Group, Inc.	257,833	11,831,956	0.88%
UGI Corp.	208,435	9,043,995	0.68%
UIL Holdings Corp.	193,633	7,487,788	0.56%
Unitil Corp.	65,640	1,998,082	0.15%
UNS Energy Corp.	19,480	1,166,462	0.09%
Vectren Corp.	271,916	9,930,372	0.74%
WGL Holdings, Inc.	380,987	14,393,689	1.08%
Wisconsin Energy Corp.	208,460	8,894,988	0.66%
Xcel Energy, Inc.	465,899	13,469,140	1.01%
		889,779,693	66.46%
TOTAL COMMON STOCKS (Cost $925,199,165)		1,244,086,870	92.92%

PARTNERSHIPS - 4.93%
Energy - 4.93%
Energy Transfer Equity, LP	1,582,408	66,018,062	4.93%
TOTAL PARTNERSHIPS (Cost $23,357,816)		66,018,062	4.93%

SHORT-TERM INVESTMENTS - 2.40%
Money Market Funds - 2.40%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	32,171,920	32,171,920	2.40%
TOTAL MONEY MARKET FUNDS (Cost $32,171,920)		32,171,920	2.40%
TOTAL SHORT-TERM INVESTMENTS (Cost $32,171,920)		32,171,920	2.40%

Total Investments (Cost $980,728,901) - 100.25%		1,342,276,852	100.25%
Liabilities in Excess of Other Assets - (0.25)%		(3,334,848)	(0.25)%
TOTAL NET ASSETS - 100.00%		$1,338,942,004	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$997,112,930
Gross unrealized appreciation	357,863,420
Gross unrealized depreciation	(12,699,497)
Net unrealized appreciation	$345,163,922

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Energy	$345,831,582	$-	$-	$345,831,582
Financials	8,475,595	-	-	8,475,595
Utilities	889,469,335	310,358	-	889,779,693
Total Common Stock	$1,243,776,512	$310,358	$-	$1,244,086,870

Partnerships
Energy	$66,018,062	$-	$-	$66,018,062
Total Partnerships	$66,018,062	$-	$-	$66,018,062

Short-Term Investments
Money Market Funds	$32,171,920	$-	$-	$32,171,920
Total Short-Term Investments	$32,171,920	$-	$-	$32,171,920

Total Investments	$1,341,966,494	$310,358	$-	$1,342,276,852

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Small Cap Financial Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 95.12%
Consumer Discretionary - 1.70%
KB Home	270,000	$5,221,800	1.70%

Financials - 88.87%
Associated Banc-Corp.	80,000	1,317,600	0.43%
Astoria Financial Corp.	690,000	9,135,600	2.96%
Bancorp Inc. Del (a)	505,000	9,620,250	3.12%
BankUnited, Inc.	300,000	9,330,000	3.02%
Banner Corp.	185,000	6,813,550	2.21%
Capital Bank Financial Corp. (a)	156,308	3,602,899	1.17%
CapitalSource, Inc.	270,000	3,707,100	1.20%
Customers Bancorp, Inc. (a)	265,000	5,374,200	1.74%
Encore Capital Group, Inc. (a)	180,000	8,566,200	2.78%
Enstar Group Limited (a)(b)	10,000	1,239,600	0.40%
Everbank Financial Corp.	210,000	3,740,100	1.21%
First Bancorp (a)(b)	1,160,000	5,672,400	1.84%
First Connecticut Bancorp, Inc.	145,000	2,234,450	0.72%
First Internet Bancorp	175,600	3,750,816	1.22%
First Niagara Financial Group, Inc.	50,000	432,000	0.14%
Flagstar Bancorp, Inc. (a)	495,000	10,330,650	3.35%
Flushing Financial Corp.	455,000	9,345,700	3.03%
Fulton Financial Corp.	365,000	4,507,750	1.46%
Genworth Financial, Inc. (a)	660,000	9,735,000	3.16%
Green Dot Corp., Class A (a)	80,000	1,801,600	0.58%
Hingham Institution for Savings	94,000	7,386,520	2.40%
Home Loan Servicing Solutions LTD (b)	110,000	2,257,200	0.73%
HomeStreet, Inc.	470,000	8,431,800	2.73%
Independent Bank Corp - Mich (a)	289,815	3,840,049	1.25%
Independent Bank Corp.	35,000	1,265,600	0.41%
Investors Bancorp, Inc.	220,000	5,581,400	1.81%
KKR Financial Holdings LLC	495,000	5,989,500	1.94%
MBIA, Inc. (a)	600,000	6,564,000	2.13%
MGIC Investment Corp. (a)	975,000	8,277,750	2.68%
National Bank Holdings Corp.	120,000	2,337,600	0.76%
Nationstar Mortgage Holdings, Inc. (a)	67,000	1,874,660	0.61%
NMI Holdings, Inc. (a)	39,800	488,346	0.16%
NorthStar Realty Finance Corp.	390,000	5,690,100	1.85%
OceanFirst Financial Corp.	210,400	3,736,704	1.21%
Ocwen Financial Corp. (a)	87,000	3,840,180	1.25%
PHH Corp. (a)	120,000	2,912,400	0.94%
Popular, Inc. (a)(b)	335,000	8,844,000	2.87%
Portfolio Recovery Associates, Inc. (a)	33,000	1,657,260	0.54%
Provident Financial Services, Inc.	425,000	7,361,000	2.39%
Radian Group, Inc.	715,000	10,639,200	3.45%
RAIT Financial Trust	625,000	5,275,000	1.71%
Rockville Financial, Inc.	145,000	1,925,600	0.62%
Sterling Financial Corp.	235,000	7,402,500	2.40%
Stonegate Mortgage Corp. (a)	405,000	6,135,750	1.99%
Synovus Financial Corp.	2,850,000	9,547,500	3.10%
TCF Financial Corp.	40,000	644,000	0.21%
Territorial Bancorp, Inc.	100,000	2,265,000	0.73%
United Financial Bancorp, Inc.	95,000	1,684,350	0.55%
Walter Investment Management Corp. (a)	115,000	3,546,600	1.15%
Washington Federal, Inc.	360,000	7,876,800	2.55%
Wintrust Financial Corp.	218,000	9,554,940	3.10%
WSFS Financial Corp.	35,000	2,513,000	0.81%
Zions Bancorp.	225,000	6,468,750	2.10%
		274,072,524	88.87%

Information Technology - 4.55%
Alliance Data Systems Corp. (a)	24,000	5,751,840	1.87%
Move, Inc. (a)	205,000	2,898,700	0.94%
Total System Services, Inc.	180,000	5,378,400	1.74%
		14,028,940	4.55%
TOTAL COMMON STOCKS (Cost $237,848,393)		293,323,264	95.12%

SHORT-TERM INVESTMENTS - 4.31%
Money Market Funds - 4.31%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	13,303,404	13,303,404	4.31%
TOTAL MONEY MARKET FUNDS (Cost $13,303,404)		13,303,404	4.31%
TOTAL SHORT-TERM INVESTMENTS (Cost $13,303,404)		13,303,404	4.31%

Total Investments (Cost $251,151,797) - 99.43%		306,626,668	99.43%
Other Assets in Excess of Liabilities - 0.57%		1,765,480	0.57%
TOTAL NET ASSETS - 100.00%		$308,392,148	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$254,540,513
Gross unrealized appreciation	59,193,587
Gross unrealized depreciation	(7,107,432)
Net unrealized appreciation	$52,086,155

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$5,221,800	$-	$-	$5,221,800
Financials	274,072,524	-	-	274,072,524
Information Technology	14,028,940	-	-	14,028,940
Total Common Stock	$293,323,264	$-	$-	$293,323,264

Short-Term Investments
Money Market Funds	$13,303,404	$-	$-	$13,303,404
Total Short-Term Investments	$13,303,404	$-	$-	$13,303,404

Total Investments	$306,626,668	$-	$-	$306,626,668

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Large Cap Financial Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 92.50%
Financials - 84.25%
American International Group, Inc.	100,000	$4,796,000	4.60%
Bank of America Corp.	288,000	4,824,000	4.63%
Capital One Financial Corp.	57,000	4,024,770	3.86%
CIT Group, Inc.	95,000	4,422,250	4.24%
Citigroup, Inc.	100,000	4,743,000	4.55%
Comerica, Inc.	82,000	3,755,600	3.60%
Discover Financial Services	70,000	3,755,500	3.60%
Fifth Third Bancorp	225,000	4,729,500	4.53%
Huntington Bancshares, Inc.	375,000	3,401,250	3.26%
IntercontinentalExchange Group, Inc.	15,500	3,236,245	3.10%
J.P. Morgan Chase & Co.	87,000	4,816,320	4.62%
KeyCorp	135,000	1,722,600	1.65%
MetLife, Inc.	89,000	4,365,450	4.19%
Morgan Stanley	150,000	4,426,500	4.24%
Prudential Financial, Inc.	25,000	2,109,750	2.02%
Regions Financial Corp.	465,000	4,729,050	4.53%
SunTrust Banks, Inc.	131,000	4,849,620	4.65%
The Goldman Sachs Group, Inc.	27,000	4,431,240	4.25%
The PNC Financial Services Group, Inc.	60,000	4,792,800	4.60%
The Travelers Companies, Inc.	49,000	3,982,720	3.82%
U.S. Bancorp (a)	70,000	2,781,100	2.67%
Wells Fargo & Co.	70,000	3,173,800	3.04%
		87,869,065	84.25%
Information Technology - 8.25%
MasterCard, Inc., Class A	54,000	4,086,720	3.92%
Visa, Inc., Class A	21,000	4,524,030	4.33%
		8,610,750	8.25%
TOTAL COMMON STOCKS (Cost $78,384,300)		96,479,815	92.50%

PARTNERSHIPS - 4.40%
Financials - 4.40%
Blackstone Group L.P.	140,000	4,585,000	4.40%
TOTAL PARTNERSHIPS (Cost $2,331,477)		4,585,000	4.40%

REITS - 0.36%
Financials - 0.36%
American Capital Agency Corp.	15,000	314,250	0.30%
Annaly Capital Management, Inc.	5,000	53,850	0.06%
		368,100	0.36%
TOTAL REITS (Cost $347,942)		368,100	0.36%

SHORT-TERM INVESTMENTS - 1.69%
Money Market Funds - 1.69%
Fidelity Government Portfolio - Institutional Class
0.01% (b)	1,766,369	1,766,369	1.69%
TOTAL MONEY MARKET FUNDS (Cost $1,766,369)		1,766,369	1.69%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,766,369)		1,766,369	1.69%

Total Investments (Cost $82,830,088) - 98.95%		103,199,284	98.95%
Other Assets in Excess of Liabilities - 1.05%		1,099,970	1.05%
TOTAL NET ASSETS - 100.00%		$104,299,254	100.00%

Percentages are stated as a percent of net assets.

(a) Investment in affiliated security. Quasar Distributors, LLC, which serves as the
Fund's distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended January 31, 2014, are as follows:
Issuer U.S.Bancorp
Beginning Cost $1,739,350
Purchase Cost $872,367
Sales Cost $51,995
Ending Cost $2,559,722
Dividend Income $12,190
Shares 70,000
Market Value $2,781,100
(b) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$ 85,017,272
Gross unrealized appreciation	19,110,377
Gross unrealized depreciation	(928,365)
Net unrealized appreciation	$ 18,182,012

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Financials	$87,869,065	$-	$-	$87,869,065
Information Technology	8,610,750	-	-	8,610,750
Total Common Stock	$96,479,815	$-	$-	$96,479,815

Partnerships
Financials	$4,585,000	$-	$-	$4,585,000
Total Partnerships	$4,585,000	$-	$-	$4,585,000

REITS
Financials	$368,100	$-	$-	$368,100
Total REITS	$368,100	$-	$-	$368,100

Short-Term Investments
Money Market Funds	$1,766,369	$-	$-	$1,766,369
Total Short-Term Investments	$1,766,369	$-	$-	$1,766,369

Total Investments	$103,199,284	$-	$-	$103,199,284

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Technology Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 94.20%
Consumer Discretionary - 21.67%
Amazon.com, Inc. (a)	695	$249,290	3.98%
Dreamworks Animation SKG Inc. (a)	1,655	55,840	0.89%
Liberty Media Corp. (a)	2,045	269,101	4.29%
NetFlix, Inc. (a)	660	270,158	4.31%
priceline.com, Inc. (a)	236	270,194	4.31%
Tripadvisor, Inc. (a)	3,155	243,534	3.89%
		1,358,117	21.67%
Financials - 1.00%
Zillow, Inc. (a)	765	62,806	1.00%

Health Care - 19.90%
Alexion Pharmaceuticals, Inc. (a)	1,695	269,047	4.29%
Align Technology, Inc. (a)	1,950	115,869	1.85%
athenahealth, Inc. (a)	850	125,290	2.00%
Biogen Idec, Inc. (a)	885	276,686	4.41%
Illumina, Inc. (a)	1,773	269,496	4.30%
Medidata Solutions, Inc. (a)	1,055	66,571	1.06%
Seattle Genetics, Inc. (a)	2,775	124,487	1.99%
		1,247,446	19.90%
Industrials - 1.43%
American Electric Technologies, Inc. (a)	4,425	41,728	0.67%
Fuel Tech, Inc. (a)	7,200	47,664	0.76%
		89,392	1.43%
Information Technology - 49.61%
3D Systems Corp. (a)	2,582	200,699	3.20%
Alliance Fiber Optic Products, Inc.	2,640	41,580	0.66%
Arris Group, Inc. (a)	3,025	78,348	1.25%
Bottomline Technologies, Inc. (a)	1,000	34,620	0.55%
Comm Vault Systems, Inc. (a)	1,230	84,956	1.36%
CoStar Group, Inc. (a)	665	114,407	1.83%
Datawatch Corp. (a)	1,060	29,680	0.47%
Envestnet, Inc. (a)	897	38,347	0.61%
Euronet Worldwide, Inc. (a)	1,490	63,861	1.02%
Finisar Corp. (a)	2,150	50,976	0.81%
First Solar, Inc. (a)	2,265	114,564	1.83%
Fleetmatics Group PLC (a)(b)	995	39,810	0.64%
iGATE Corp. (a)	1,300	43,875	0.70%
Imperva, Inc. (a)	700	38,500	0.61%
J2 Global, Inc.	1,050	47,617	0.76%
Manhattan Associates, Inc. (a)	1,700	57,324	0.91%
Methode Electronics, Inc.	1,005	33,828	0.54%
Microchip Technology, Inc.	4,390	196,935	3.14%
Micron Technology, Inc. (a)	12,075	278,208	4.44%
NetSuite, Inc. (a)	1,650	173,547	2.77%
PROS Holdings, Inc. (a)	973	36,984	0.59%
salesforce.com, Inc. (a)	4,500	272,385	4.35%
SanDisk Corp.	3,805	264,638	4.22%
Servicenow, Inc. (a)	3,065	194,413	3.10%
SS&C Technologies Holdings, Inc. (a)	1,620	62,888	1.00%
Stratasys Ltd. (a)(b)	1,235	148,892	2.38%
The Ultimate Software Group, Inc. (a)	640	104,467	1.67%
Tivo, Inc. (a)	2,725	33,763	0.54%
TriQuint Semiconductor, Inc. (a)	4,460	37,018	0.59%
Tyler Technologies, Inc. (a)	635	66,961	1.07%
Yelp, Inc. (a)	1,650	125,317	2.00%
		3,109,408	49.61%
Telecommunication Services - 0.59%
8x8 Inc. (a)	3,665	37,163	0.59%
TOTAL COMMON STOCKS (Cost $4,886,772)		5,904,332	94.20%

INVESTMENT COMPANIES - 0.58%
Hercules Technology Growth Capital, Inc.	2,320	36,795	0.58%
TOTAL INVESTMENT COMPANIES (Cost $30,636)		36,795	0.58%

SHORT-TERM INVESTMENTS - 4.05%
Money Market Funds - 4.05%
Fidelity Government Portfolio - Institutional Class
0.010% (c)	253,555	253,555	4.05%
TOTAL MONEY MARKET FUNDS (Cost $253,555)		253,555	4.05%
TOTAL SHORT-TERM INVESTMENTS (Cost $253,555)		253,555	4.05%

Total Investments (Cost $5,170,963) - 98.83%		6,194,682	98.83%
Other Assets in Excess of Liabilities - 1.17%		73,205	1.17%
TOTAL NET ASSETS - 100.00%		$6,267,887	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$5,181,525
Gross unrealized appreciation	1,112,419
Gross unrealized depreciation	(99,262)
Net unrealized appreciation	$1,013,157

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$1,358,117	$-	$-	$1,358,117
Financials	62,806	-	-	62,806
Health Care	1,247,446	-	-	1,247,446
Industrials	89,392	-	-	89,392
Information Technology	3,109,408	-	-	3,109,408
Telecommunication Services	37,163	-	-	37,163
Total Common Stock	$5,904,332	$-	$-	$5,904,332

Investment Companies	$36,795	$-	$-	$36,795

Short-Term Investments
Money Market Funds	$253,555	$-	$-	$253,555
Total Short-Term Investments	$253,555	$-	$-	$253,555

Total Investments	$6,194,682	$-	$-	$6,194,682

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized no transfers between levels.

Hennessy Japan Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 91.75%
Consumer Discretionary - 24.64%
ASICS Corp.	142,300	$2,457,770	4.91%
Isuzu Motors, Ltd.	417,000	2,468,548	4.93%
Ryohin Keikaku Co., Ltd.	27,300	2,514,651	5.03%
Shimano, Inc.	27,800	2,476,636	4.95%
Toyota Motor Corp.	42,100	2,408,947	4.82%
		12,326,552	24.64%
Consumer Staples - 13.29%
Kao Corp.	79,300	2,513,958	5.03%
Pigeon Corp.	34,800	1,584,737	3.17%
Unicharm Corp.	46,900	2,548,050	5.09%
		6,646,745	13.29%
Financials - 7.34%
Mizuho Financial Group	621,200	1,316,523	2.63%
Sumitomo Mitsui Financial Group, Inc.	50,800	2,353,368	4.71%
		3,669,891	7.34%
Health Care - 10.68%
Mani, Inc.	9,900	376,800	0.76%
Rohto Pharmaceutical Co., Ltd.	152,800	2,451,606	4.90%
Terumo Corp.	54,100	2,512,266	5.02%
		5,340,672	10.68%
Industrials - 25.58%
Daikin Industries	21,200	1,216,028	2.43%
Itochu Corp.	52,500	641,407	1.28%
Komatsu, Ltd.	9,800	206,867	0.41%
Kubota Corp.	45,000	692,608	1.39%
Marubeni Corp.	83,000	579,028	1.16%
Misumi Group, Inc.	77,900	2,233,372	4.46%
Mitsubishi Corp.	130,800	2,404,906	4.81%
Nidec Corp.	23,900	2,659,020	5.32%
Sumitomo Corp.	173,600	2,163,113	4.32%
		12,796,349	25.58%
Information Technology - 5.01%
Keyence Corp.	6,100	2,504,737	5.01%
Materials - 5.21%
Fuji Seal International, Inc.	78,500	2,606,807	5.21%
TOTAL COMMON STOCKS (Cost $37,132,013)		45,891,753	91.75%

SHORT-TERM INVESTMENTS - 8.22%
Money Market Funds - 8.22%
Federated Government Obligations Fund - Class I
0.01% (a)	1,596,193	1,596,193	3.19%
Fidelity Government Portfolio - Institutional Class
0.01% (a)	2,515,000	2,515,000	5.03%
TOTAL MONEY MARKET FUNDS (Cost $4,111,193)		4,111,193	8.22%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,111,193)		4,111,193	8.22%

Total Investments (Cost $41,243,206) - 99.97%		50,002,946	99.97%
Other Assets in Excess of Liabilities - 0.03%		16,170	0.03%
TOTAL NET ASSETS - 100.00%		$50,019,116	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$41,292,492
Gross unrealized appreciation	9,844,490
Gross unrealized depreciation	(1,134,036)
Net unrealized appreciation	$8,710,454

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$12,326,552	$-	$12,326,552
Consumer Staples	-	6,646,745	-	6,646,745
Financials	-	3,669,891	-	3,669,891
Health Care	-	5,340,672	-	5,340,672
Industrials	-	12,796,349	-	12,796,349
Information Technology	-	2,504,737	-	2,504,737
Materials	-	2,606,807	-	2,606,807
Total Common Stock	$-	$45,891,753	$-	$45,891,753

Short-Term Investments
Money Market Funds	$4,111,193	$-	$-	$4,111,193
Total Short-Term Investments	$4,111,193	$-	$-	$4,111,193

Total Investments	$4,111,193	$-	$-	$50,002,946

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized significant transfers between Levels 1 and 2.

Transfers between Level 1 and Level 2 relate to the use of a fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Hennessy Japan Small Cap Fund
Schedule of Investments
January 31, 2014 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.51%
Consumer Discretionary - 25.32%
Ahresty Corp.	35,000	$309,278	1.95%
Alpen Co., Ltd.	9,000	165,621	1.05%
Bic Camera, Inc.	585	340,856	2.15%
Doshisha Co., Ltd.	18,700	250,306	1.58%
Faltec Co., Ltd.	7,000	275,809	1.74%
Fujibo Holdings, Inc.	148,000	306,672	1.94%
Hagihara Industries, Inc.	8,800	117,785	0.74%
Haseko Corp.	44,500	331,240	2.09%
Komeri Co., Ltd.	7,400	175,296	1.11%
Nissei Build Kogyo Co., Ltd.	140,000	351,370	2.22%
Nojima Corp.	37,000	274,442	1.73%
Sankyo Seiko Co.	79,000	280,222	1.77%
Seiren Co., Ltd .	27,300	210,688	1.33%
SNT Corp.	54,900	213,845	1.35%
Starts Corp., Inc.	12,000	166,186	1.05%
T. Rad Co., Ltd.	90,000	241,416	1.52%
		4,011,032	25.32%
Consumer Staples - 2.00%
S Foods, Inc.	30,000	317,452	2.00%
Energy - 0.59%
Itochu Enex Co., Ltd. (a)	15,900	93,071	0.59%
Financials - 2.12%
The Tochigi Bank, Inc. (a)	86,000	335,210	2.12%
Industrials - 31.39%
Anest Iwata Corp.	55,000	345,699	2.18%
Central Glass Co., Ltd.	101,000	317,604	2.01%
Hanwa Co., Ltd.	55,000	283,532	1.79%
Japan Pulp & Paper Co., Ltd.	85,000	268,700	1.70%
Kato Works Co., Ltd.	30,000	176,795	1.12%
Kito Corp.	12,600	242,368	1.53%
Kitz Corp.	65,900	307,320	1.94%
Kondotec, Inc.	35,700	246,592	1.56%
Kyosan Electric Manufacturing Co., Ltd.	84,000	265,033	1.67%
Miyaji Engineering Group, Inc.	120,000	307,784	1.94%
Nittoku Engineering Co., Ltd.	33,100	289,030	1.82%
Okamura Corp.	44,000	365,578	2.31%
Prestige International, Inc.	23,700	228,717	1.44%
SBS Holdings, Inc.	20,000	337,164	2.13%
Shin Nippon Air Technologies Co., Ltd.	30,100	185,071	1.17%
Tatsuta Electric Wire and Cable Co,. Ltd.	26,600	157,507	0.99%
Teikoku Electric Manufacturing Co., Ltd.	7,200	189,798	1.20%
Tocalo Co., Ltd.	17,600	292,230	1.84%
Tomoe Engineering Co., Ltd.	10,600	165,552	1.05%
		4,972,074	31.39%
Information Technology - 21.98%
Aiphone Co., Ltd.	14,600	238,731	1.51%
Asahi Net, Inc.	40,000	201,557	1.27%
Elecom Co., Ltd.	24,100	347,300	2.19%
Hakuto Co., Ltd.	19,900	197,125	1.24%
Information Services International - Dentsu, Ltd.	29,800	320,414	2.02%
Iriso Electronics	4,500	206,164	1.30%
Macnica, Inc.	5,400	159,524	1.01%
Nichicon Corp.	23,200	197,360	1.25%
SIIX Corp.	13,900	194,444	1.23%
Sumida Corp.	64,400	320,647	2.02%
Towa Corp.	68,700	328,162	2.07%
Transcosmos, Inc.	10,000	209,056	1.32%
UT Holdings Co., Ltd.	35,400	189,391	1.20%
V-Cube, Inc.	2,300	113,908	0.72%
Yokowo Co., Ltd.	48,500	258,759	1.63%
		3,482,542	21.98%
Materials - 12.11%
Chuetsu Pulp & Paper Co., Ltd.	126,000	261,990	1.66%
Daiken Corp.	100,000	256,529	1.62%
Hakudo Co., Ltd.	18,000	167,626	1.06%
Harima Chemicals Group, Inc.	16,300	73,309	0.46%
JSP Corp.	19,600	288,881	1.82%
Konishi Co., Ltd.	6,000	113,065	0.71%
Riken Technos Corp.	31,000	186,063	1.18%
Tomoku Co., Ltd.	94,000	303,651	1.92%
Yushiro Chemical Industry Co., Ltd.	26,600	266,556	1.68%
		1,917,670	12.11%

TOTAL COMMON STOCKS (Cost $13,492,932)		15,129,051	95.51%

SHORT-TERM INVESTMENTS - 5.97%
Money Market Funds - 5.97%
Federated Government Obligations Fund - Class I
0.01% (a)	156,159	156,159	0.98%
Fidelity Government Portfolio - Institutional Class
0.01% (a)	790,000	790,000	4.99%
TOTAL MONEY MARKET FUNDS (Cost $946,159)		946,159	5.97%
TOTAL SHORT-TERM INVESTMENTS (Cost $946,159)		946,159	5.97%

Total Investments (Cost $14,439,091) - 101.48%		16,075,210	101.48%
Liabilities in Excess of Other Assets - (1.48)%		(234,787)	(1.48)%
TOTAL NET ASSETS - 100.00%		$15,840,423	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of January 31, 2014.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the
Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Cost of investments	$14,615,251
Gross unrealized appreciation	1,933,399
Gross unrealized depreciation	(473,440)
Net unrealized appreciation	$1,459,959

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2014
The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and
model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions about what market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq
Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV)
provided by the service agent of the Funds and will be classified in Level 1 of the fair value hierarchy.

Debt Securities - Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security.
Some of these criteria are trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAVs will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy.
Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2014, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$-	$4,011,032	$-	$4,011,032
Consumer Staples	-	317,452	-	317,452
Energy	-	93,071	-	93,071
Financials	-	335,210	-	335,210
Industrials	-	4,972,074	-	4,972,074
Information Technology	-	3,482,542	-	3,482,542
Materials	-	1,917,670	-	1,917,670
Total Common Stock	$-	$15,129,051	$-	$15,129,051

Short-Term Investments
Money Market Funds	$946,159	$-	$-	$946,159
Total Short-Term Investments	$946,159	$-	$-	$946,159

Total Investments	$946,159	$-	$-	$16,075,210

Transfers between levels are recognized at the end of the reporting period. During the three-month period ended January 31, 2014, the Fund recognized significant transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of a fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)             /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          March 27, 2014

By (Signature and Title)*             /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date         March 27, 2014